Accounts and Notes Receivable - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 26, 2020	Nov. 04, 2020	Jul. 10, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debtor-in-Possession Financing, Borrowings Outstanding	$ 6,500,000	$ 6,500,000	$ 25,000,000.0
Notes and interest receivable, net of unrecognized revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due period	30 days
Accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due period	90 days